UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                    FORM N-Q
  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES




                                    811-3387

                      (Investment Company Act File Number)


              Federated U.S. Government Securities Fund: 2-5 Years
        _______________________________________________________________

               (Exact Name of Registrant as Specified in Charter)



                           Federated Investors Funds
                              5800 Corporate Drive
                      Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)


                                 (412) 288-1900
                        (Registrant's Telephone Number)


                           John W. McGonigle, Esquire
                           Federated Investors Tower
                              1001 Liberty Avenue
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)
               (Notices should be sent to the Agent for Service)






                       Date of Fiscal Year End:  1/31/08


               Date of Reporting Period:  Quarter ended 10/31/07







ITEM 1.     SCHEDULE OF INVESTMENTS




FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS
PORTFOLIO OF INVESTMENTS
October 31, 2007 (unaudited)

  PRINCIPAL     VALUE
  AMOUNT
  OR SHARES

                    U.S. TREASURY NOTES--60.0%
  $  30,000,000   1 3.875%, 5/15/2010                                                                                $    29,961,261
     37,000,000   1 4.375%, 12/15/2010                                                                                    37,431,516
     45,000,000   1 4.500%, 2/28/2011                                                                                     45,705,501
     42,000,000   1 4.750%, 3/31/2011                                                                                     43,000,406
     40,000,000   1 4.875%, 4/30/2011                                                                                     41,098,184
     10,000,000   1 4.750%, 5/31/2012                                                                                     10,257,432
     45,000,000     4.125%, 8/31/2012                                                                                     44,942,859
     10,000,000     3.875%, 10/31/2012                                                                                     9,872,656
     37,000,000   1 4.000%, 11/15/2012                                                                                    36,814,693
     40,000,000   1 4.250%, 11/15/2014                                                                                    39,873,284
     15,713,550   2 U.S. Treasury Inflation Protected Note, 2.375%, 4/15/2011                                             15,971,361
     26,598,350     U.S. Treasury Inflation Protected Note, 3.000%, 7/15/2012                                             27,961,515
                        TOTAL U.S. TREASURY                                                                              382,890,668
                        (IDENTIFIED COST $372,915,586)
                    GOVERNMENT AGENCIES--36.7%
     16,000,000     Federal Home Loan Bank System, 5.250%, 1/14/2009                                                      16,158,514
     51,400,000     Federal Home Loan Mortgage Corp., 5.125%, 8/23/2010                                                   52,367,348
     33,000,000     Federal National Mortgage Association, 6.000%, 5/15/2011                                              34,584,241
     15,000,000     Federal Home Loan Bank System, 5.300%, 10/27/2011                                                     15,139,084
     38,000,000   1 Federal National Mortgage Association, 5.000%, 2/16/2012                                              38,555,070
     20,000,000     Federal Home Loan Mortgage Corp., 4.750%, 3/5/2012                                                    20,099,350
     30,000,000     Federal National Mortgage Association, 5.400%, 4/2/2012                                               30,054,069
     27,000,000     Federal Home Loan Mortgage Corp., 4.625%, 10/25/2012                                                  26,847,874
                        TOTAL GOVERNMENT AGENCIES                                                                        233,805,550
                        (IDENTIFIED COST $230,983,732)
                    MUTUAL FUND--1.8%
     11,668,254 3,4 Government Obligations Fund, Institutional Shares, 4.790%                                             11,668,254
                    (AT NET ASSET VALUE)
                    REPURCHASE AGREEMENTS-39.0%
    100,000,000     Interest in $2,500,000,000 joint repurchase agreement 4.970%, dated 10/31/2007 under which           100,000,000
                    Bear Stearns and Co., Inc will repurchase U.S. Government Agency securities with various maturities to 11/1/2037 for $2,500,345,139 on 11/1/2007. The market value of the underlying securities at the end of the period was $2,564,693,829 (purchased with proceeds from securities lending collateral).
    148,723,000     Interest in $4,000,000,000 joint repurchase agreement, 4.970%, dated 10/31/2007 under which          148,723,000
                    ING Financial Markets LLC will repurchase U.S. Government Agency securities with various maturities to 9/1/2047 for $4,000,552,222 on 11/1/2007. The market value of the underlying securities at the end of the period was $4,081,081,493 (purchased with proceeds from securities lending collateral).
                       TOTAL REPURCHASE AGREEMENTS (AT COST)                                                             248,723,000
                        TOTAL INVESTMENTS - 137.5%                                                                       877,087,472
                        (IDENTIFIED COST $864,290,572)5
                        OTHER ASSETS AND LIABILITIES - NET - (37.5)%                                                   (239,028,529)
                        TOTAL NET ASSETS - 100%                                                                      $   638,058,943

1 Certain principal amounts or shares are temporarily on loan to unaffiliated broker/dealers.

     As of October 31, 2007, securities subject to this type of arrangement and related collateral were as follows:

     MARKET VALUE OF SECURITIES LOANED                MARKET VALUE OF COLLATERAL
     $239,192,992                                     $248,723,000

2 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.

3    7-Day net yield.

4    Affiliated company.

5 At October 31, 2007, the cost of investments for federal tax purposes was $864,290,572. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from futures contracts was $12,796,900. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $12,930,523 and net unrealized depreciation from investments for those securities having an excess of cost over value of $133,623.

     At October 31, 2007, the Fund had the following outstanding futures contracts:

     DESCRIPTION             NUMBER OF    NOTIONAL      EXPIRATION    UNREALIZED
                             CONTRACTS    VALUE         DATE       APPRECIATION/
                                                                  (DEPRECIATION)
     6U.S. Treasury Notes     550         $113,910,157  December        $642,853
      2 Year Long Futures                               2007
     6U.S. Treasury Notes     270         $28,982,813   December        $135,461
      5 Year Long Futures                               2007
     6U.S. Treasury Notes     250         $27,503,906   December      $(399,313)
      10 Year ShortFutures                              2007
          NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS              $379,001

6    Non-income producing security.


Note: The categories of investments are shown as a percentage of total net assets at October 31, 2007.


INVESTMENT VALUATION
In calculating its net asset value (NAV), the Fund generally values investments as follows:

   {circle}Treasury and to-be-announced (TBA) fixed-income securities are valued based on current bid levels of dealers in these securities.

   {circle}Other fixed-income securities acquired with remaining maturities greater than sixty-days are valued using evaluations provided by a pricing service approved by the Board of Trustees (the "Trustees").

   {circle}Fixed-income securities acquired with remaining maturities of sixty-days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).

   {circle}Shares of other mutual funds are valued based upon their reported
     NAVs.

   {circle}Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

   {circle}OTC derivative contracts are valued using evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations from one or more dealers. If any price, quotation, evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.


FAIR VALUATION AND SIGNIFICANT EVENTS PROCEDURES
     The Trustees have authorized the use of pricing services to provide evaluations of the current market value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single evaluation reflecting the bid-side of the market for an investment. Other pricing services offer both bid evaluations and evaluations indicative of a price between the prices bid and asked (a "mid" evaluation) for the investment. The Fund normally uses bid evaluations for U.S. Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed income securities and OTC derivative contracts. In the event that pricing service evaluations or market quotations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.


The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of an evaluation provided by a pricing service or quotation provided by a dealer, include:

   {circle}With respect to evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;

   {circle}Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and

   {circle}Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.






ITEM 2.     CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-
(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS






SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THEREUNTO DULY AUTHORIZED.

REGISTRANT  FEDERATED U.S. GOVERNMENT SECURITIES FUND: 2-5 YEARS

BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007


PURSUANT TO THE REQUIREMENTS OF THE SECURITIES EXCHANGE ACT OF 1934 AND THE INVESTMENT COMPANY ACT OF 1940, THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE REGISTRANT AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY          /S/ J. CHRISTOPHER DONAHUE
            J. CHRISTOPHER DONAHUE
            PRINCIPAL EXECUTIVE OFFICER

DATE        DECEMBER 20, 2007


BY          /S/ RICHARD A. NOVAK
            RICHARD A. NOVAK
            PRINCIPAL FINANCIAL OFFICER

DATE        DECEMBER 21, 2007